CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - shares	Jul. 31, 2023	Jan. 31, 2023
CONDENSED CONSOLIDATED BALANCE SHEETS
Common shares - Shares outstanding (in shares)	85,095,929	84,820,100